Accumulated Other Comprehensive Income/(Loss) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	$ (91)
Net change	1,236	5,596	(4,770)
Ending Balance	1,001	(91)
Changes of the components of Accumulated Other Comprehensive Income (Loss)
Total Other comprehensive income/(loss) before tax	1,972	9,072	(7,576)
Total Other comprehensive income/(loss) tax effect	(736)	(3,476)	2,806
Total Other comprehensive income/(loss) after tax	1,236	5,596	(4,770)
Accumulated other comprehensive income/(loss) (Numeric) [Abstract]
After-tax unrealized losses not related to credit on debt securities	(81)	(226)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	2,032	(2,101)	380
Cumulative effect of changes in accounting principles	(144)
Net change	610	4,133	(2,481)
Ending Balance	2,498	2,032	(2,101)
Changes of the components of Accumulated Other Comprehensive Income (Loss)
Net unrealized gains/(losses) arising during the period before tax	3,982	7,870	(3,071)
Net unrealized gains/(losses) arising during the period tax effect	(1,540)	(3,029)	1,171
Net unrealized gains/(losses) arising during the period after tax	2,442	4,841	(1,900)
Reclassification adjustment for realized (gains)/losses included in net income before tax	(2,982)	(1,152)	(965)
Reclassification adjustment for realized (gains)/losses included in net income tax effect	1,150	444	384
Reclassification adjustment for realized (gains)/losses included in net income after tax	(1,832)	(708)	(581)
Net change before tax	1,000	6,718	(4,036)
Net change tax effect	(390)	(2,585)	1,555
Net change after tax	610	4,133	(2,481)
Total Other comprehensive income/(loss) after tax	610	4,133	(2,481)
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(16)	(598)	8
Cumulative effect of changes in accounting principles	0
Net change	269	582	(606)
Ending Balance	253	(16)	(598)
Changes of the components of Accumulated Other Comprehensive Income (Loss)
Translation before tax	402	1,139	(1,781)
Translation tax effect	(139)	(398)	682
Translation after tax	263	741	(1,099)
Hedges before tax	11	(259)	820
Hedges tax effect	(5)	100	(327)
Hedges after tax	6	(159)	493
Net change before tax	413	880	(961)
Net change tax effect	(144)	(298)	355
Net change after tax	269	582	(606)
Total Other comprehensive income/(loss) after tax	269	582	(606)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	181	(202)	(802)
Cumulative effect of changes in accounting principles	0
Net change	25	383	600
Ending Balance	206	181	(202)
Changes of the components of Accumulated Other Comprehensive Income (Loss)
Net unrealized gains/(losses) arising during the period before tax	247	767	584
Net unrealized gains/(losses) arising during the period tax effect	(96)	(308)	(226)
Net unrealized gains/(losses) arising during the period after tax	151	459	358
Reclassification adjustment for realized (gains)/losses included in net income before tax	(206)	(124)	402
Reclassification adjustment for realized (gains)/losses included in net income tax effect	80	48	(160)
Reclassification adjustment for realized (gains)/losses included in net income after tax	(126)	(76)	242
Net change before tax	41	643	986
Net change tax effect	(16)	(260)	(386)
Net change after tax	25	383	600
Total Other comprehensive income/(loss) after tax	25	383	600
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(2,288)	(2,786)	(503)
Cumulative effect of changes in accounting principles	0
Net change	332	498	(2,283)
Ending Balance	(1,956)	(2,288)	(2,786)
Changes of the components of Accumulated Other Comprehensive Income (Loss)
Net gains/(losses) and prior service credits arising during the period before tax	294	494	(3,579)
Net gains/(losses) and prior service credits arising during the period tax effect	(96)	(200)	1,289
Net gains/(losses) and prior service credits arising during the period after tax	198	294	(2,290)
Reclassification adjustment for net loss and prior service credits included in net income before tax	224	337	14
Reclassification adjustment for net loss and prior service credits included in net income tax effect	(90)	(133)	(7)
Reclassification adjustment for net loss and prior service credits included in net income after tax	134	204	7
Net change before tax	518	831	(3,565)
Net change tax effect	(186)	(333)	1,282
Net change after tax	332	498	(2,283)
Total Other comprehensive income/(loss) after tax	332	498	(2,283)
Accumulated other comprehensive income/(loss)
Accumulated other comprehensive income/(loss) [Abstract]
Beginning Balance	(91)	(5,687)	(917)
Cumulative effect of changes in accounting principles	(144)
Net change	1,236	5,596	(4,770)
Ending Balance	1,001	(91)	(5,687)
Changes of the components of Accumulated Other Comprehensive Income (Loss)
Total Other comprehensive income/(loss) after tax	1,236	5,596	(4,770)
Variable Interest Entity, Primary Beneficiary [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of changes in accounting principles	(129)
Derivative receivables [Member]
Accumulated other comprehensive income/(loss) [Abstract]
Cumulative effect of changes in accounting principles	$ (15)